ACQUISITION OF MUSSELWHITE MINE - Purchase consideration (Details) - Musselwhite Mine Holdco $ in Thousands	Feb. 28, 2025 USD ($)
ACQUISITION OF MUSSELWHITE MINE
Upfront cash payments made by the Company	$ 794,130
Fair value of contingent consideration (note 13(c))	17,000
Total purchase consideration	811,130
Preliminary
ACQUISITION OF MUSSELWHITE MINE
Upfront cash payments made by the Company	798,504
Fair value of contingent consideration (note 13(c))	17,000
Total purchase consideration	815,504
Provisional Adjustments
ACQUISITION OF MUSSELWHITE MINE
Upfront cash payments made by the Company	(4,374)
Total purchase consideration	$ (4,374)